Annual Total Returns- Janus Henderson Global Technology and Innovation Portfolio (Service Shares) [BarChart] - Service Shares - Janus Henderson Global Technology and Innovation Portfolio - Service Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.66%)	19.15%	35.39%	9.35%	4.65%	13.85%	44.91%	0.91%	44.82%	50.73%